Annual Total Returns[BarChart] - DWS Global High Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.17%	15.17%	5.85%	2.87%	(2.13%)	12.93%	7.28%	(2.50%)	15.37%	5.14%